Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Parenthetical) (Detail) - At fair value [member] - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities designated at FVTPL	$ 51	$ 57
Asset-backed securities designated at FVTPL	11	60
Loans designated at FVTPL	377	357
Deposits designated at FVTPL	18,171	13,419
Other liabilities designated at FVTPL	7	9
Derivative instrument assets		389
Derivative instruments	764
Other financial liabilities measured at fair value	$ 120	$ 133